Provisions for pensions - Canada Provisions (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) plan	Dec. 31, 2024 USD ($)
Reconciliation Of Benefit Obligation Plan Assets And Funded Status [Abstract]
Provisions for pensions	$ 28,903,000	$ 27,618,000
Pension Plans | Underfunded
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Discount rate		3.40%
Discretionary contributions to the defined benefit pension and postretirement plans	625,000
CANADA
Reconciliation Of Benefit Obligation Plan Assets And Funded Status [Abstract]
Provisions for pensions	5,036,000	$ 5,181,000
CANADA | Underfunded
Reconciliation Of Benefit Obligation Plan Assets And Funded Status [Abstract]
Benefit obligation	24,476,000	23,805,000
Fair value of plan assets	(19,254,000)	(18,456,000)
Provisions for pensions	5,222,000	5,349,000
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	23,805,000	25,938,000
Service cost	261,000	389,000
Borrowing cost	1,143,000	1,177,000
Actuarial differences	(640,000)	(328,000)
Benefits paid	(1,303,000)	(1,324,000)
Exchange differences	1,210,000	(2,047,000)
Obligations at end of year	24,476,000	$ 23,805,000
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Discretionary contributions to the defined benefit pension and postretirement plans	$ 467,000
Weighted average duration of defined benefit obligation	11 years 10 months 6 days	12 years 4 months 13 days
CANADA | Actuarial assumption of medical cost trend rates [member] | Underfunded
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Health care cost trend rate	4.70%
CANADA | Pension Plans | Underfunded
Reconciliation Of Benefit Obligation Plan Assets And Funded Status [Abstract]
Benefit obligation	$ 19,228,000	$ 18,479,000
Fair value of plan assets	(19,254,000)	(18,456,000)
Provisions for pensions		23,000
Non-current net defined benefit asset	26,000
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	18,479,000	20,196,000
Service cost	54,000	93,000
Borrowing cost	882,000	914,000
Actuarial differences	(18,000)	(14,000)
Benefits paid	(1,109,000)	(1,123,000)
Exchange differences	940,000	(1,587,000)
Obligations at end of year	$ 19,228,000	$ 18,479,000
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Discount rate	4.90%	4.68%
CANADA | Post Retirement Plans | Underfunded
Reconciliation Of Benefit Obligation Plan Assets And Funded Status [Abstract]
Benefit obligation	$ 5,248,000	$ 5,326,000
Provisions for pensions	5,248,000	5,326,000
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	5,326,000	5,742,000
Service cost	207,000	296,000
Borrowing cost	261,000	263,000
Actuarial differences	(622,000)	(314,000)
Benefits paid	(194,000)	(201,000)
Exchange differences	270,000	(460,000)
Obligations at end of year	$ 5,248,000	$ 5,326,000
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Discount rate	5.05%	4.75%
CANADA | Post Retirement Plans | Actuarial assumption of medical cost trend rates [member] | Underfunded
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Percentage of reasonably possible increase in actuarial assumption	1.00%	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 783,000	$ 852,000
Percentage of reasonably possible decrease in actuarial assumption	1.00%	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (634,000)	$ (685,000)
Minimum | CANADA | Pension Plans | Underfunded
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Salary increase	2.75%	2.75%
Retirement age	58 years	58 years
Minimum | CANADA | Post Retirement Plans | Underfunded
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Retirement age	58 years	58 years
Maximum | CANADA | Pension Plans | Underfunded
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Salary increase	3.00%	3.00%
Retirement age	60 years	60 years
Maximum | CANADA | Post Retirement Plans | Underfunded
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Retirement age	60 years	60 years
Later Than fifteen Years And Not Later Than Sixteen Years [Member] | Actuarial assumption of medical cost trend rates [member] | Underfunded
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Health care cost trend rate	4.00%
Quebec Silicon Limited Partnership | CANADA
Disclosure of defined benefit plans [line items]
Number of defined benefit plans sponsored | plan	2